Equity Method Investments - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments [Roll Forward]
Equity method investments at January 1	$ 253,729	$ 174,910	$ 148,534
Equity contributions to joint venture entity	4,000	89,000	35,000
Equity method investments – additions	0	0	1,559
Share of results	8,036	16,911	20,607
Distributions received from equity method investments	(17,830)	(27,092)	(30,790)
Total equity method investments at December 31	$ 247,935	$ 253,729	$ 174,910